Supplemental Guarantor Information Balance Sheet (Details) - USD ($) $ in Millions	Mar. 31, 2016	Dec. 31, 2015	Mar. 31, 2015	Dec. 31, 2014
Current assets:
Cash and cash equivalents	$ 2,602.9	$ 430.9	$ 317.6	$ 624.6
Accounts receivable, net	456.5	424.7
Other receivables, net	316.4	101.2
Total inventories, net	230.4	179.3
Other current assets, net	156.6	122.7
Total current assets	3,762.8	1,258.8
Properties, net	1,588.7	1,590.8
Goodwill	2,028.9	1,983.3
Other intangibles, net	4,984.9	4,745.7
Investment in MillerCoors	2,580.9	2,441.0
Deferred tax assets	23.1	20.2
Total assets	15,210.3	12,276.3
Current liabilities:
Total short-term borrowings	63.5	28.7
Discontinued operations	4.5	4.1
Total current liabilities	1,221.9	1,217.2
Long-term debt	2,973.4	2,908.7
Pension and postretirement benefits	208.9	201.9
Deferred tax liabilities	796.1	799.8
Discontinued operations	11.4	10.3
Total liabilities	5,291.0	5,213.2
MCBC stockholders' equity	9,898.8	7,043.0
Noncontrolling interests	20.5	20.1
Total equity	9,919.3	7,063.1
Total liabilities and equity	15,210.3	12,276.3
Parent Guarantor and 2012 Issuer [Member]
Current assets:
Cash and cash equivalents	2,416.5	146.4	50.1	40.9
Accounts receivable, net	0.2	0.0
Other receivables, net	88.0	8.7
Total inventories, net	0.0	0.0
Other current assets, net	44.0	45.6
Intercompany accounts receivable	0.0	0.0
Total current assets	2,548.7	200.7
Properties, net	21.9	20.4
Goodwill	0.0	0.0
Other intangibles, net	0.0	0.0
Investment in MillerCoors	0.0	0.0
Net investment in and advances to subsidiaries	9,323.8	12,394.3
Deferred tax assets	39.9	37.7
Other assets	13.2	14.0
Total assets	11,947.5	12,667.1
Current liabilities:
Accounts payable and other current liabilities	81.3	72.7
Total short-term borrowings	0.0	0.0
Discontinued operations	0.0	0.0
Intercompany accounts payable	53.1	3,652.6
Total current liabilities	134.4	3,725.3
Long-term debt	1,901.7	1,902.1
Pension and postretirement benefits	3.4	3.3
Deferred tax liabilities	0.0	0.0
Other liabilities	10.3	6.5
Discontinued operations	0.0	0.0
Intercompany notes payable	0.0	0.0
Total liabilities	2,049.8	5,637.2
MCBC stockholders' equity	9,898.8	7,031.0
Intercompany notes receivable	(1.1)	(1.1)
Total stockholders' equity	9,897.7	7,029.9
Noncontrolling interests	0.0	0.0
Total equity	9,897.7	7,029.9
Total liabilities and equity	11,947.5	12,667.1
Subsidiary Guarantors [Member]
Current assets:
Cash and cash equivalents	41.8	106.2	156.2	173.2
Accounts receivable, net	112.2	120.4
Other receivables, net	167.0	33.5
Total inventories, net	94.3	61.6
Other current assets, net	46.0	22.4
Intercompany accounts receivable	261.8	3,796.7
Total current assets	723.1	4,140.8
Properties, net	572.2	578.7
Goodwill	239.8	225.3
Other intangibles, net	3,139.9	2,954.2
Investment in MillerCoors	2,580.9	2,441.0
Net investment in and advances to subsidiaries	3,173.3	3,459.1
Deferred tax assets	2.5	0.0
Other assets	119.8	115.4
Total assets	10,551.5	13,914.5
Current liabilities:
Accounts payable and other current liabilities	333.2	332.0
Total short-term borrowings	0.0	0.0
Discontinued operations	0.0	0.0
Intercompany accounts payable	69.1	70.6
Total current liabilities	402.3	402.6
Long-term debt	1,071.7	1,006.6
Pension and postretirement benefits	191.3	184.3
Deferred tax liabilities	222.6	215.7
Other liabilities	26.7	25.1
Discontinued operations	0.0	0.0
Intercompany notes payable	0.0	0.5
Total liabilities	1,914.6	1,834.8
MCBC stockholders' equity	13,750.4	16,837.4
Intercompany notes receivable	(5,113.5)	(4,757.7)
Total stockholders' equity	8,636.9	12,079.7
Noncontrolling interests	0.0	0.0
Total equity	8,636.9	12,079.7
Total liabilities and equity	10,551.5	13,914.5
Subsidiary Non Guarantors [Member]
Current assets:
Cash and cash equivalents	144.6	178.3	111.3	410.5
Accounts receivable, net	344.1	304.3
Other receivables, net	61.4	59.0
Total inventories, net	136.1	117.7
Other current assets, net	66.6	54.7
Intercompany accounts receivable	0.0	5.5
Total current assets	752.8	719.5
Properties, net	994.6	991.7
Goodwill	1,789.1	1,758.0
Other intangibles, net	1,845.0	1,791.5
Investment in MillerCoors	0.0	0.0
Net investment in and advances to subsidiaries	5,151.7	4,765.1
Deferred tax assets	0.1	0.1
Other assets	108.0	107.1
Total assets	10,641.3	10,133.0
Current liabilities:
Accounts payable and other current liabilities	739.4	779.7
Total short-term borrowings	63.5	28.7
Discontinued operations	4.5	4.1
Intercompany accounts payable	139.6	79.0
Total current liabilities	947.0	891.5
Long-term debt	0.0	0.0
Pension and postretirement benefits	14.2	14.3
Deferred tax liabilities	592.9	601.7
Other liabilities	42.3	43.7
Discontinued operations	11.4	10.3
Intercompany notes payable	5,114.6	4,758.8
Total liabilities	6,722.4	6,320.3
MCBC stockholders' equity	3,898.4	3,793.1
Intercompany notes receivable	0.0	(0.5)
Total stockholders' equity	3,898.4	3,792.6
Noncontrolling interests	20.5	20.1
Total equity	3,918.9	3,812.7
Total liabilities and equity	10,641.3	10,133.0
Eliminations [Member]
Current assets:
Cash and cash equivalents	0.0	0.0	0.0	0.0
Accounts receivable, net	0.0	0.0
Other receivables, net	0.0	0.0
Total inventories, net	0.0	0.0
Other current assets, net	0.0	0.0
Intercompany accounts receivable	(261.8)	(3,802.2)
Total current assets	(261.8)	(3,802.2)
Properties, net	0.0	0.0
Goodwill	0.0	0.0
Other intangibles, net	0.0	0.0
Investment in MillerCoors	0.0	0.0
Net investment in and advances to subsidiaries	(17,648.8)	(20,618.5)
Deferred tax assets	(19.4)	(17.6)
Other assets	0.0	0.0
Total assets	(17,930.0)	(24,438.3)
Current liabilities:
Accounts payable and other current liabilities	0.0	0.0
Total short-term borrowings	0.0	0.0
Discontinued operations	0.0	0.0
Intercompany accounts payable	(261.8)	(3,802.2)
Total current liabilities	(261.8)	(3,802.2)
Long-term debt	0.0	0.0
Pension and postretirement benefits	0.0	0.0
Deferred tax liabilities	(19.4)	(17.6)
Other liabilities	0.0	0.0
Discontinued operations	0.0	0.0
Intercompany notes payable	(5,114.6)	(4,759.3)
Total liabilities	(5,395.8)	(8,579.1)
MCBC stockholders' equity	(17,648.8)	(20,618.5)
Intercompany notes receivable	5,114.6	4,759.3
Total stockholders' equity	(12,534.2)	(15,859.2)
Noncontrolling interests	0.0	0.0
Total equity	(12,534.2)	(15,859.2)
Total liabilities and equity	(17,930.0)	(24,438.3)
Consolidated [Member]
Current assets:
Cash and cash equivalents	2,602.9	430.9	$ 317.6	$ 624.6
Accounts receivable, net	456.5	424.7
Other receivables, net	316.4	101.2
Total inventories, net	230.4	179.3
Other current assets, net	156.6	122.7
Intercompany accounts receivable	0.0	0.0
Total current assets	3,762.8	1,258.8
Properties, net	1,588.7	1,590.8
Goodwill	2,028.9	1,983.3
Other intangibles, net	4,984.9	4,745.7
Investment in MillerCoors	2,580.9	2,441.0
Net investment in and advances to subsidiaries	0.0	0.0
Deferred tax assets	23.1	20.2
Other assets	241.0	236.5
Total assets	15,210.3	12,276.3
Current liabilities:
Accounts payable and other current liabilities	1,153.9	1,184.4
Total short-term borrowings	63.5	28.7
Discontinued operations	4.5	4.1
Intercompany accounts payable	0.0	0.0
Total current liabilities	1,221.9	1,217.2
Long-term debt	2,973.4	2,908.7
Pension and postretirement benefits	208.9	201.9
Deferred tax liabilities	796.1	799.8
Other liabilities	79.3	75.3
Discontinued operations	11.4	10.3
Intercompany notes payable	0.0	0.0
Total liabilities	5,291.0	5,213.2
MCBC stockholders' equity	9,898.8	7,043.0
Intercompany notes receivable	0.0	0.0
Total stockholders' equity	9,898.8	7,043.0
Noncontrolling interests	20.5	20.1
Total equity	9,919.3	7,063.1
Total liabilities and equity	$ 15,210.3	$ 12,276.3